NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
NOTES PAYABLE

5.	NOTES PAYABLE

Notes payable consisted of borrowings for manufacturing equipment and delivery trucks and trailers. The following table summarizes the notes payable as of (in thousands):

	June 30, 2026	December 31, 2025
Note payable – US Bank	$161	$230
Note payable - Ford	495	406
Note payable - Other	165	94
	821	730
Less current portion	(318)	(273)
Long-term portion	$503	$457

7.	NOTES PAYABLE

Notes payable consisted of borrowings for manufacturing equipment and delivery trucks and trailers. The following table summarizes the notes payable as of the following as of December 31 (in thousands):

	2025	2024
Note payable – US Bank	$230	235
Note payable - Ford	406	374
Note payable - Other	94	120
	730	729
Less current portion	(273)	(302)
Long-term portion	$457	427

Future maturities of notes payable are as follows for the years ending December 31(in thousands):

2026	$273
2027	150
2028	144
2029	139
2030	24
Total	$730